Parent Company (Interest Paid and Income Tax Refunds) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Income tax refunds (payments)	$ 111,000,000	$ 286,000,000	$ 12,000,000
Interest paid	1,317,000,000	1,005,000,000	863,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Income tax refunds (payments)	183,000,000	64,000,000	(10,000,000)
Interest paid	$ 317,000,000	$ 404,000,000	$ 442,000,000